REVENUE - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,157	$ 919	$ 915
Kyivstar
Disclosure of operating segments [line items]
Revenue	1,157	919	915
Telecommunications revenue
Disclosure of operating segments [line items]
Revenue	1,033	897	904
Telecommunications revenue | Kyivstar
Disclosure of operating segments [line items]
Revenue	1,033	897	904
Digital revenue
Disclosure of operating segments [line items]
Revenue	124	22	11
Digital revenue | Kyivstar
Disclosure of operating segments [line items]
Revenue	$ 124	$ 22	$ 11